Cash And Bank Balances And Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Summary of detailed information about cash and bank balances
(a)	Cash and cash equivalents

	As of December 31,
	2021	2022
	HK$	HK$
Cash and cash equivalents:
—Cash on hand	595,992	1,497
—General bank accounts	525,610,116	1,078,409,838

Total cash and cash equivalents	526,206,108	1,078,411,335